BUSINESS COMBINATION (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Service Based Earn-Out and the Bonus Amount		$ 82	$ 0	$ 0
DPI [Member]
Business Acquisition [Line Items]
Price consideration	$ 19,231
Value of ordinary shares issued	2,461
Deferred payment in ordinary shares	820
Cash paid to partially settle DPI's outstanding debt and transaction costs	4,787	$ 1,550	$ 438
Contingent earn-out payments	$ 11,163
Ordinary shares issued	2,419,755	705,245
Holdback and earn-out consideration amount		$ 11,621
One time bonus receivable		9,000
Other long-term liabilities		360
Service Based Earn-Out and the Bonus Amount		662
Unrecognized compensation cost related to the Service Based Earn		12,781
Pro forma Revenue		6,194
Pro forma net Income (Loss)		$ 479